Oil and Gas Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Summary of Company Oil and Gas Assets
Balance – January 1, 2013	$2,527,249
Additions	1,141,503
Depletion	(98,335)
Impairment	(753,865)
Abandonments	-
Dispositions	(540,000)

Balance – December 31, 2013	2,276,552
Additions	3,518,388
Asset retirement obligations	34,157
Depletion	(24,953)
Impairment	-
Abandonments	(318,800)
Dispositions	-

Balance – June 30, 2014	$5,485,344

Balance – January 1, 2012	$2,661,264
Additions	1,851,938
Depletion	(470,841)
Impairment	(1,059,297)
Abandonments	(455,815)

Balance – December 31, 2012	2,527,249
Additions	1,141,503
Depletion	(98,335)
Impairment	(753,865)
Abandonments	-
Dispositions	(540,000)

Balance – December 31, 2013	$2,276,552

Support facilities and equipment [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Summary of Company Oil and Gas Assets
Balance – January 1, 2013	$114,495
Additions	40,424
Depreciation	(16,838)
Impairment	-

Balance – December 31, 2013	138,081
Additions	141,720
Depreciation	(11,752)
Impairment	-
Balance – June 30, 2014	$268,049

Balance – January 1, 2012	$127,965
Additions	-
Depreciation	(13,470)
Impairment	-

Balance – December 31, 2012	114,495
Additions	40,424
Depreciation	(16,838)
Impairment	-
Balance – December 31, 2013	$138,081